SHARE-BASED COMPENSATION - Restricted Stock, Additional Details (Details) - Restricted Stock [Member] - USD ($) $ in Millions	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2015	Mar. 31, 2015	Jun. 30, 2014	Mar. 31, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Additional disclosures
Total fair value of shares vested	$ 0.1	$ 0.1	$ 0.2	$ 0.7	$ 0.4	$ 1.4	$ 1.4	$ 0.7	$ 1.3
Unrecognized compensation expense	$ 2.5	$ 2.7	$ 1.4	$ 1.7	$ 2.5	$ 1.4	$ 3.0
Weighted-average period for recognition of unrecognized compensation expense	2 years 9 months 18 days	3 years	2 years 7 months 6 days	2 years 9 months 18 days			3 years 3 months 18 days
Non-cash compensation expense	$ 0.4	$ 0.2	$ 0.8	$ 0.4			$ 1.2	$ 0.7	$ 0.4
Vested (in shares)	21,700,000	11,000	200,000	(100,000)	22,000		201,000	(100,000)	(200,000)